CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Net Investment from Medtronic	Accumulated Other Comprehensive Loss
Beginning balance at Apr. 28, 2023	$ 3,402	$ 0	$ 0	$ 0	$ 3,411	$ (9)
Beginning balance (shares) at Apr. 28, 2023		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(107)				(107)
Other comprehensive income (loss)	(7)					(7)
Foreign exchange translation adjustment	(7)
Net transfers to from (to) Parent	160				160
Ending balance (shares) at Apr. 26, 2024		0
Ending balance at Apr. 26, 2024	3,448	$ 0	0	0	3,464	(16)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(198)				(198)
Other comprehensive income (loss)	19					19
Foreign exchange translation adjustment	19
Net transfers to from (to) Parent	$ 62				62
Ending balance (shares) at Apr. 25, 2025	0	0
Ending balance at Apr. 25, 2025	$ 3,330	$ 0	0	0	3,328	3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16)				(16)
Other comprehensive income (loss)	11					11
Foreign exchange translation adjustment	11
Net transfers to from (to) Parent	212				212
Ending balance at Jul. 25, 2025	3,537				3,524	13
Beginning balance at Apr. 25, 2025	$ 3,330	$ 0	0	0	3,328	3
Beginning balance (shares) at Apr. 25, 2025	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (317)			(116)	(202)
Other comprehensive income (loss)	20
Foreign exchange translation adjustment	20					20
Pension and other postretirement benefit adjustments	(13)					(13)
Distribution to Medtronic in connection with the Separation	(229)		(229)
Stock-based compensation expense	46		46
Issuance of common stock in connection with the MiniMed IPO (in shares)		280,813,000
Issuance of common stock in connection with the MiniMed IPO	538	$ 3	535
Vesting of restricted stock units, net of shares withheld for taxes (in shares)		7,000
Net transfers to from (to) Parent	238		(104)		363	(21)
Reclassification of Net Parent Investment from Medtronic	$ 0		3,489		(3,489)
Ending balance (shares) at Apr. 24, 2026	280,819,988	280,820,000
Ending balance at Apr. 24, 2026	$ 3,611	$ 3	3,736	(116)	$ 0	(12)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0			0
Foreign exchange translation adjustment	(2)					(2)
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	2		2
Stock-based compensation expense	10		10
Shares issued (in shares)		206,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	$ (2)		(2)
Vesting of restricted stock units, net of shares withheld for taxes (in shares)		180,000
Ending balance (shares) at Jul. 31, 2026	281,205,548	281,206,000
Ending balance at Jul. 31, 2026	$ 3,620	$ 3	$ 3,747	$ (116)		$ (14)